Merger Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	May 07, 2021	Dec. 14, 2020	Nov. 16, 2018	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Preferred stock, par value				$ 0.0001			$ 0.0001	$ 0.0001
Class A Common stock
Business Acquisition [Line Items]
Common stock, par value				$ 0.0001			$ 0.0001	$ 0.0001
Number of shares outstanding				5,160,271			5,019,659	1,319,073
Blade Urban Air Mobility [Member]
Business Acquisition [Line Items]
Number of options granted		15,000	4,155,287	15,000	2,200,532	5,076,337
Common stock, par value				$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, par value					$ 0.00001
Gross proceeds from PIPE financing	$ 125,000
Number of shares outstanding					12,592,851	12,502,885
Blade Urban Air Mobility [Member] | Merger Agreement | Subsequent events
Business Acquisition [Line Items]
Common stock, par value	$ 0.00001
Preferred stock, par value	$ 0.00001
Number of warrants outstanding	14,166,667
Blade Urban Air Mobility [Member] | Merger Agreement | Class A Common stock | Subsequent events
Business Acquisition [Line Items]
Number of shares issued in exchange of common stock upon merger	10,024,296
Number of shares issued in exchange of preferred stock upon merger	16,101,172
Number of options granted	9,689,826
Gross proceeds from PIPE financing	$ 125,000
Number of shares issued	12,500,000
Number of shares outstanding	78,903,021